Fair Value Measurements (Foreign Exchange Forward Contracts, Narrative) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash outflows under forward contracts		$ 0	$ 900,000
Foreign exchange forward contracts recognized in other short-term liabilities		$ 0	$ 0
Changyou [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amount of foreign exchange forward contracts				$ 50,000,000	$ 100,000,000
Realized loss on settlement of foreign exchange forward contracts	$ (200,000)